RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Media traffic purchase	$ 1,175,780	$ 1,954,051	$ 2,476,546	$ 3,627,830	$ 5,570,972	$ 2,834,723
Related Party [Member]
Related Party Transaction [Line Items]
Accrued Payroll Taxes, Current	2,311,060		2,311,060		2,126,562
Accounts Payable, Current